Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2014
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2014	2013	2012
Capital gain	$—	$855	$—
Other	120	82	78
	$120	$937	$78